LOSS PER SHARE	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
LOSS PER SHARE
15.	LOSS PER SHARE

The following table sets forth the computation of basic and diluted (loss)/earnings per share attributable to shareholders for the six months ended June 30, 2026 and 2025.

	For the six months ended June 30,
	2026 (Unaudited)	2025 (Unaudited)
	$	$
Loss for the period	(7,062,813)	(8,195,986)
Less: Profit attributable to non-controlling interests	108,080	50,769
Loss for the period attributable to shareholders	(7,170,893)	(8,246,755)
Basic weighted-average number of shares outstanding	526,603	26,517

Basic loss per share attributable to shareholders	(13.62)	(311.00)
Diluted weighted-average number of shares outstanding	526,603	26,517
Diluted loss per share attributable to shareholders	(13.62)	(311.00)